Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	3 Months Ended
Dec. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Private placement, net of offering costs	$ 245,000
Issuance of common stock under Public Offering, net of offering costs	$ 1,280,000